Long-Term Investments - Long-Term Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Equity-method investments	$ 45	$ 45
Cost-method investments	12	12
Total	$ 57	$ 57